FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2019
Finance Cost [Abstract]
Disclosure of finance income (cost) [Table Text Block]
		December 31	December 31
	Note	2019	2018

Accretion on provision for reclamation and rehabilitation	15	$208	$150
Interest on loans	13	301	-
Interest on lease liabilities	14	93	-
Other financing costs		-	61
		$602	$211